Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per Common Share for the following periods:

	Year Ended December 31,
	2019	2018
Numerator
Numerator for basic and diluted earnings (loss) per Common Share – net earnings (loss) attributable to Shareholders of The Stars Group Inc.	$62,822,000	$(102,452,000)
Denominator
Denominator for basic earnings (loss) per Common Share – weighted average number of Common Shares	282,884,929	208,269,905
Effect of dilutive securities
Stock options	233,223	1,371,177
Performance share units	1,184,132	246,813
Deferred share units	22,787	7,593
Restricted share units	153,566	72,673
Warrants	—	569,304
Convertible Preferred Shares	—	32,231,301
Effect of dilutive securities *†	1,593,708	34,498,861
Dilutive potential for diluted earnings (loss) per Common Share	284,478,637	208,269,905
Basic earnings (loss) per Common Share	$0.22	$(0.49)
Diluted earnings (loss) per Common Share	$0.22	$(0.49)

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* The effect of dilutive securities for instruments that resulted in the issuance of Common Shares during the years ended December 31, 2019 and 2018 is included for the period during the applicable year prior to the issuance of the related Common Shares.
† As a result of the net loss for the year ended December 31, 2018, the effect of dilutive securities were anti-dilutive for the purposes of calculating diluted loss per Common Share.